Joint Arrangements - Husky - CNOOC Madura Ltd (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Results of Operations
Revenue	$ 66,897	$ 46,357	[1]	$ 13,543	[1]
Operating	5,569	4,716	[1]	1,955	[1]
Net Earnings (Loss)	6,450	587	[1]	(2,379)	[1]
Balance Sheets
Total Current Assets	12,430	11,988
Current Liabilities	8,021	7,305
Cash and Cash Equivalents	4,524	2,873		$ 378		$ 186
Husky-CNOOC Madura Ltd.
Results of Operations
Revenue	383	439
Operating	350	395
Net Earnings (Loss)	33	44
Balance Sheets
Total Current Assets	247	167
Non-Current Assets	1,926	1,433
Current Liabilities	160	62
Non-Current Liabilities	1,293	896
Net Assets	720	642
Cash and Cash Equivalents	$ 64	$ 46

[1]	See Note 3X for revisions to prior period results.